TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Useful life of intangible assets			five years
Tax rate		23.00%	23.00%
Carry forward losses		$ 47,289
Deferred tax asset		1,311	$ 2,048
Carry forward losses foreseeable future		$ 20,484
Dividends distributed from technology enterprise earnings [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	4.00%
Preferred Enterprise [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	16.00%
Percentage of minimum threshold export		25.00%
Preferred Enterprise [Member] | Development Zone A [Member] | Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	7.50%
Preferred Enterprise [Member] | Development Zone A [Member] | Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	9.00%
Preferred technology enterprise [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	12.00%
Preferred technology enterprise [Member] | Development Zone A [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	7.50%
Special preferred technology enterprise [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	6.00%
Law for the Encouragement of Capital Investments, 1959 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduced corporate tax		10% to 25% during the remaining five to eight years
Tax benefit description		The benefits period is limited to the earlier of 12 years from completion of the investment or commencement of production (“Year of Operation”), or 14 years from the year in which the certificate of approval was obtained.
Law for the Encouragement of Capital Investments, 1959 [Member] | Development Zone A [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		24.00%
Law for the Encouragement of Capital Investments, 1959 [Member] | Development Zone B [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		10.00%
Law for the Encouragement of Capital Investments, 1959 [Member] | Alternative Track [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduced corporate tax		10% to 25% for the following five to eight years
Tax benefit description		The benefits period is limited to 12 years from the Year of Operation, or 14 years from the year in which the certificate of approval was obtained.
Tax benefits under Amendment 60 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		15.00%
Tax benefit description		The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years (depending on the extent of foreign investment in the company) from the first year in which the company generated taxable income (at, or after, the Year of Election) , or 12 years from the first day of the Year of Election.
Dividend distributed during benefits period		Dividend is distributed during the benefits period or within the following 12 years (the limitation does not apply to a Foreign Investors Company, which is a company that more than 25% of its shares owned by non-Israeli residents).
2011 Amendment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		12.50%
2011 Amendment [Member] | Development Zone A [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		7.00%
Law for the Encouragement of Industry (Taxes), 1969 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of income that is generated from industrial enterprise		90.00%
Period of right to deduct expenses related to public offerings		Three years
Law for the Encouragement of Industry (Taxes), 1969 [Member] | Patents, know-how and certain other intangible [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Useful life of intangible assets		Eight years
Legislative Amendments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduced corporate tax		In 2017 from 25% to 24%, and in 2018 from 24% to 23%	24% to 23%	25% to 24%
Corporate income tax rate		23.00%	23.00%	24.00%